United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1.	Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

September 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (86.08%)
BUSINESS SERVICES (4.78%)
Compuware Corp.	16,050	$128,721
eBay, Inc.	13,135	512,528
Electronic Data Systems Corp.	5,745	125,471
Intuit Inc.	11,555	350,117
Microsoft Corp.	37,205	1,096,059
Oracle Corp.	25,000	541,250
Symantec Corp.	28,002	542,679
Western Union Co. (The)	3,520	73,814
		3,370,639

CHEMICALS AND ALLIED PRODUCTS (12.54%)
Abbott Laboratories	8,000	428,960
Amgen, Inc.	6,265	354,411
Colgate-Palmolive Co.	5,355	381,919
Dow Chemical Co.	5,330	229,510
E.I. du Pont de Nemours & Co.	14,655	726,302
Genentech, Inc.	4,600	358,892
GlaxoSmithKline PLC	5,500	292,600
Johnson & Johnson	21,600	1,419,120
KV Pharmaceutical Co.-Class A	12,700	363,220
Mylan, Inc.	10,205	162,872
Novartis AG	5,700	313,272
Pfizer, Inc.	60,886	1,487,445
Procter & Gamble Co.	11,480	807,503
Schering-Plough Corp.	14,980	473,818
Teva Pharmaceutical Industries, Ltd.	17,691	786,719
Wyeth	5,835	259,949

		8,846,512
COMMUNICATIONS (2.60%)
AT&T Inc.	8,630	365,135
Comcast Corp.-Class A	18,765	453,738
Sprint Nextel Corp.	33,013	627,247
Verizon Communications, Inc.	8,800	389,664

		1,835,784
DEPOSITORY INSTITUTIONS (6.71%)
Bank of America Corp.	23,154	1,163,952
Bank of New York Mellon Corp.	18,180	802,465
Citigroup, Inc.	23,183	1,081,951
National City Corp.	6,830	171,365
New York Community Bancorp., Inc.	23,156	441,122
Regions Financial Corp.	9,273	273,368
U. S. Bancorp.	9,135	297,162
Wachovia Corp.	9,950	498,993

		4,730,378
ELECTRIC, GAS AND SANITARY SERVICES (2.24%)
Atmos Energy Corp.	11,267	319,081
CMS Energy Corp.	28,300	476,006
Pinnacle West Capital Corp.	9,200	363,492
Xcel Energy, Inc.	19,405	417,984

		1,576,563

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.50%)
Adaptec, Inc.	43,100	164,642
ADC Telecommunications, Inc.	18,205	357,000
Cisco Systems, Inc.	30,600	1,013,166
ECI Telecom, Ltd.	10,000	99,600
Emerson Electric Co.	4,600	244,812
General Electric Co.	75,330	3,118,662
Helen of Troy, Ltd.	8,966	173,134
Intel Corp.	17,500	452,550
JDS Uniphase Corp.	12,750	190,740
Qualcomm, Inc.	4,200	177,492

		5,991,798
FABRICATED METAL PRODUCTS (0.95%)
Illinois Tool Works, Inc.	11,255	671,248
FOOD AND KINDRED PRODUCTS (4.20%)
Anheuser-Busch Cos., Inc.	9,930	496,401
Coca-Cola Co. (The)	16,170	929,290
Coca Cola Enterprises, Inc.	17,485	423,487
General Mills, Inc.	4,110	238,421
Kraft Foods, Inc.	2,948	101,736
PepsiCo, Inc.	10,510	769,963

		2,959,298
FOOD STORES (0.47%)
Kroger Co.	11,686	333,285
GENERAL MERCHANDISE STORES (2.16%)
Target Corp.	13,790	876,630
Wal-Mart Stores, Inc.	14,735	643,183

		1,519,813
HEALTH SERVICES (0.60%)
Health Management Associates, Inc.	30,000	208,200
Lifepoint Hospitals, Inc.	7,163	214,961

		423,161
HOLDING AND OTHER INVESTMENT OFFICES (1.86%)
Adams Express Co.	59,500	889,525
H & Q Life Sciences Investors	31,363	424,341

		1,313,866
INDUSTRIAL MACHINERY AND EQUIPMENT (5.53%)
3M Co.	14,430	1,350,359
EMC Corp.	53,600	1,114,880
Hewlett-Packard Co.	6,000	298,740
Ingersoll-Rand Co., Ltd.-Class A	19,260	1,049,092
Solectron Corp.	22,500	87,750

		3,900,821
INSTRUMENTS AND RELATED PRODUCTS (5.77%)
Agilent Technologies, Inc.	7,000	258,160
Becton Dickinson & Co.	8,826	724,173
Boston Scientific Corp.	4,770	66,541
Danaher Corp.	2,400	198,504
Excel Technology, Inc.	6,600	164,670
Medtronic, Inc.	15,340	865,329
Stryker Corp.	7,030	483,383
Thermo Fisher Scientific Inc.	16,352	943,837
Zimmer Holdings, Inc.	4,480	362,835

		4,067,432
INSURANCE AGENTS, BROKERS AND SERVICE (0.51%)
Arthur J. Gallagher & Co.	12,365	358,214
INSURANCE CARRIERS (3.24%)
Allstate Corp.	4,910	280,803
American International Group, Inc.	9,740	658,911
MBIA, Inc.	4,690	286,324
Metlife, Inc.	7,595	529,599
Safeco Corp.	3,223	197,312
WellPoint, Inc.	4,222	333,200

		2,286,149
METAL MINING (2.19%)
Barrick Gold Corp.	24,946	1,004,825
Newmont Mining Corp.	12,000	536,760

		1,541,585

MOTION PICTURES (1.30%)
News Corp.-Class A	17,040	374,709
Time Warner, Inc.	29,390	539,600

		914,309
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.82%)
United Parcel Service, Inc.-Class B	5,675	426,192
Werner Enterprises, Inc.	8,805	151,006

		577,198
NONDEPOSITORY INSTITUTIONS (0.71%)
Federal Home Loan Mortgage Corp.	4,900	289,149
SLM Corp.	4,275	212,339

		501,488
OIL AND GAS EXTRACTION (6.40%)
Anadarko Petroleum Corp.	9,700	521,375
Apache Corp.	5,200	468,312
Baker Hughes, Inc.	6,200	560,294
BJ Services Co.	11,500	305,325
Devon Energy Corp.	4,600	382,720
Helmerich & Payne	14,600	479,318
Noble Corp.	8,600	421,830
Occidental Petroleum Co.	6,800	435,744
Rowan Cos., Inc.	12,200	446,276
Weatherford Intl Inc.	7,300	490,414

		4,511,608
PAPER AND ALLIED PRODUCTS (1.30%)
Abitibi Consolidated, Inc.	92,600	162,050
Kimberly-Clark Corp.	10,720	753,187

		915,237
PERSONAL SERVICES (0.71%)
Cintas Corp.	13,560	503,076
PETROLEUM AND COAL PRODUCTS (3.23%)
BP PLC	6,000	416,100
Chevron Corp.	10,300	963,874
ConocoPhillips	10,257	900,257

		2,280,231
PRINTING AND PUBLISHING (0.88%)
Belo Corp.-Series A	14,835	257,536
R.R. Donnelley & Sons Co.	8,110	296,501
Tribune Co.	2,305	62,973

		617,010
RAILROAD TRANSPORTATION (0.25%)
Union Pacific Corp.	1,570	177,504
RETAIL-DRUG AND PROPRIETARY STORES (0.75%)
Walgreen Co.	11,245	531,214
RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.34%)
Bed Bath & Beyond, Inc.	7,010	239,181
RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.62%)
Lowe’s Companies, Inc.	15,690	439,634
SECURITY AND COMMODITY BROKERS (0.30%)
Ameriprise Financial, Inc.	3,380	213,312
TOBACCO PRODUCTS (0.42%)
Altria Group, Inc.	4,260	296,198
TRANSPORTATION EQUIPMENT (2.59%)
Federal Signal Corp.	13,300	204,288
Honeywell International, Inc.	17,735	1,054,700
ITT Corp.	8,370	568,574

		1,827,562

WHOLESALE TRADE - NONDURABLE GOODS (0.61%)
SYSCO Corp.	12,130	431,707

Total Common Stocks (Cost $50,662,484)		60,703,015
SHORT-TERM INVESTMENTS (13.82%)
MONEY MARKET MUTUAL FUND (0.04%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $30,720)	30,720	30,720

	Principal Amount
COMMERCIAL PAPER (4.93%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 4.74%, due 10/22/07	$1,000,000	1,000,000
General Electric Capital Corp., 4.65%, due 10/01/07	1,600,000	1,600,000
General Electric Capital Corp., 5.02%, due 10/09/07	875,000	875,000

Total Commercial Paper (Cost $3,475,000)		3,475,000
UNITED STATES GOVERNMENT AGENCIES (8.85%)
Federal Home Loan Bank, due 10/05/07	600,000	599,510
Federal Home Loan Bank, due 10/12/07	750,000	748,722
Federal Home Loan Bank, due 10/17/07	1,900,000	1,895,644
Federal Home Loan Bank, due 10/24/07	2,000,000	1,993,685
Federal National Mortgage Assoc., due 10/02/07	1,000,000	999,618

Total United States Government Agencies (Cost $6,237,179)		6,237,179

Total Short-Term Investments (Cost $9,742,899)		9,742,899

Total Investments (Cost $60,405,383) (99.90%)		70,445,914
OTHER ASSETS LESS LIABILITIES (0.10%)
Cash, receivables, prepaid expense and other assets, less liabilities		72,328

Total Net Assets (100.00%)		$70,518,242

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation		$13,846,204
Unrealized Depreciation		(3,617,515)

Net Unrealized Appreciation (Depreciation)		10,228,689
Cost for federal income tax purposes		$60,217,225

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

September 30, 2007

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (39.20%)
DEPOSITORY INSTITUTIONS (10.88%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000	$935,940
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	972,010
Huntington National Bank, 5.50%, due 02/15/16	700,000	684,334
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	1,491,015
Washington Mutual Bank, 5.65%, due 08/15/14	750,000	724,237

		4,807,536
ELECTRIC, GAS AND SANITARY SERVICES (7.05%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	700,000	778,162
Oglethorpe Power Corp., 6.974%, due 06/30/11	563,000	581,872
PacifiCorp, 6.90%, due 11/15/11	750,000	792,360
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	965,690

		3,118,084
FOOD AND KINDRED PRODUCTS (2.22%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000	982,860
FOOD STORES (1.48%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000	651,750
FURNITURE AND FIXTURES (1.17%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	515,155
HOLDING AND OTHER INVESTMENT OFFICES (2.97%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000	291,005
Washington REIT, 5.25%, due 01/15/14	700,000	670,320
Washington REIT, 6.898%, due 02/25/18	350,000	353,031

		1,314,356
INSURANCE CARRIERS (5.33%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,528,245
SunAmerica, Inc., 8.125%, due 04/28/23	700,000	828,016

		2,356,261
SECURITY AND COMMODITY BROKERS (4.71%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	900,000	872,541
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000	1,211,041

		2,083,582
TOBACCO PRODUCTS (1.75%)
UST, Inc., 7.25%, due 06/01/09	750,000	773,707
TRANSPORTATION - BY AIR (1.34%)
Continental Airlines, Inc., 6.545%, due 08/02/20	385,951	388,750
Federal Express, 7.50%, due 01/15/18	188,761	203,192

		591,942
TRANSPORTATION EQUIPMENT (0.30%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	131,250

Total Corporate Bonds (Cost $17,244,846)		17,326,483

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.35%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.10%, due 08/01/39	1,500,000	1,481,010

Total Commercial Mortgage Pass-Through Certificates (Cost $1,481,248)		1,481,010
MORTGAGE-BACKED SECURITIES (32.82%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.60%)
Pool # G02648, 5.50%, due 12/01/36	1,441,922	1,412,322
Pool # 3023, 5.50%, due 08/01/35	1,454,673	1,429,083
Pool # 3051, 5.50%, due 10/01/25	1,000,000	959,330

		3,800,735
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.36%)
Pool # 50276, 9.50%, due 02/01/20	840	922
Pool # 256103, 5.50%, due 02/01/26	829,830	820,089
Pool # 897144, 6.00%, due 09/01/36	930,581	932,277
Pool # 928570, 6.00%, due 08/01/37	1,496,676	1,499,148

		3,252,436
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (16.86%)
Pool # 1512, 7.50%, due 12/01/23	15,277	15,981
Pool # 2631, 7.00%, due 08/01/28	20,280	21,199
Pool # 2658, 6.50%, due 10/01/28	37,677	38,620
Pool # 2701, 6.50%, due 01/01/29	48,217	49,395
Pool # 2796, 7.00%, due 08/01/29	36,714	38,369
Pool # 3039, 6.50%, due 02/01/31	15,148	15,508
Pool # 3040, 7.00%, due 02/01/31	24,393	25,469
Pool # 3188, 6.50%, due 01/01/32	87,803	89,838
Pool # 3239, 6.50%, due 05/01/32	83,466	85,401
Pool # 3261, 6.50%, due 07/01/32	159,552	163,250
Pool # 3320, 5.50%, due 12/01/32	668,008	657,654
Pool # 3333, 5.50%, due 01/01/33	551,445	542,802
Pool # 3375, 5.50%, due 04/01/33	83,379	82,072
Pool # 3390, 5.50%, due 05/01/33	368,865	363,084
Pool # 3403, 5.50%, due 06/01/33	620,478	610,754
Pool # 3458, 5.00%, due 10/01/33	546,424	525,283
Pool # 3499, 5.00%, due 01/01/34	850,527	817,233
Pool # 3556, 5.50%, due 05/01/34	862,827	849,016
Pool # 3623, 5.00%, due 10/01/34	1,409,499	1,354,324
Pool # 22630, 6.50%, due 08/01/28	21,746	22,290
Pool # 276337, 10.00%, due 08/01/19	5,421	6,168
Pool # 643816, 6.00%, due 07/01/25	1,067,451	1,079,316

		7,453,026

Total Mortgage-Backed Securities (Cost $14,705,029)		14,506,197
UNITED STATES GOVERNMENT AGENCIES (11.83%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	998,152
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	972,950
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	1,000,250
Federal National Mortgage Assoc., 6.00%, due 11/09/15	300,000	300,441
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000	986,281
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,000,000	970,409

Total United States Government Agencies (Cost $5,261,833)		5,228,483
SHORT-TERM INVESTMENTS (12.40%)
COMMERCIAL PAPER (2.26%)
DEPOSITORY INSTITUTIONS
Citigroup CP, 5.33%, due 10/09/07	1,000,000	1,000,000

Total Commercial Paper (Cost $1,000,000)		1,000,000

UNITED STATES GOVERNMENT AGENCIES (9.82%)
Federal Home Loan Bank, due 10/03/07	1,100,000	1,099,428
Federal Home Loan Bank, due 10/12/07	950,000	948,382
Federal Home Loan Bank, due 10/17/07	350,000	349,197
Federal Home Loan Bank, due 10/19/07	1,000,000	997,442
Federal Home Loan Bank, due 10/24/07	950,000	947,010

Total United States Government Agencies (Cost $4,341,459)		4,341,459

	Shares Held
MONEY MARKET MUTUAL FUND (0.32%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $142,075)	142,075	142,075

Total Short-Term Investments (Cost $5,483,534)		5,483,534

Total Investments (Cost $44,176,490) (99.60%)		44,025,707
OTHER ASSETS LESS LIABILITIES (0.40%)
Cash, receivables, prepaid expense and other assets, less liabilities		176,634

Total Net Assets (100.00%)		$44,202,341

Restricted Securities:

Maritime & NE Pipeline, was purchased at 104.481 on 04/20/01. As of 09/30/07, the carrying value of each unit was 111.166, representing $778,162 or 1.76% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/07, the carrying value of each unit was 99.401, representing $1,491,015 or 3.37% of total net assets.

As of 09/30/07, the carrying value of all restricted securities was $2,269,177 or 5.13% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federaltax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$312,154
Unrealized Depreciation	(462,937)

Net Unrealized Appreciation (Depreciation)	(150,783)
Cost for federal income tax purposes	$44,176,490

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

September 30, 2007

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.82%)
HOLDING AND OTHER INVESTMENT OFFICES
Sovereign Capital Trust V, 7.84% (Cost $800,000)	32,000	$806,400

	Principal Amount
CORPORATE BONDS (64.13%)
APPAREL AND ACCESSORY STORES (3.03%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,344,000
CHEMICALS AND ALLIED PRODUCTS (5.33%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000	1,621,375
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	740,000

		2,361,375
DEPOSITORY INSTITUTIONS (3.36%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	1,491,015
ELECTRIC, GAS AND SANITARY SERVICES (8.74%)
Bruce Mansfield Unit 1, 144A, 6.85%, due 06/01/34	1,500,000	1,529,160
ESI Tractebel, 7.99%, due 12/30/11	247,000	255,975
Sabine Pass LNG, LP., 7.50%, due 11/30/16	1,000,000	992,500
Semco Energy, Inc., 7.125%, due 05/15/08	900,000	910,125
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	187,287	188,606

		3,876,366
FURNITURE AND FIXTURES (3.02%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,339,403
HOLDING AND OTHER INVESTMENT OFFICES (20.55%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	642,071
First Industrial LP, 7.60%, due 07/15/28	700,000	740,404
First Industrial LP, 7.75%, due 04/15/32	500,000	539,695
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,329,055
HRPT Properties, 6.25%, due 08/15/16	1,075,000	1,053,382
iStar Financial, Inc., 7.00%, due 03/15/08	300,000	300,624
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	1,070,833
Price Development Co., 7.29%, due 03/11/08	112,500	112,969
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,511,955
Rouse Company, LP (The), 5.375%, due 11/26/13	2,000,000	1,814,700

		9,115,688
INSURANCE CARRIERS (1.44%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	639,850
MOTION PICTURES (2.11%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000	935,608
PAPER AND ALLIED PRODUCTS (6.10%)
Bowater, Inc., 9.375%, due 12/15/21	900,000	697,500
Cascades, Inc., 7.25%, due 02/15/13	1,000,000	985,000
Potlatch Corp., 13.00%, due 12/01/09	900,000	1,023,750

		2,706,250
TRANSPORTATION - BY AIR (2.60%)
Continental Airlines, Inc., 7.461%, due 10/01/16	1,164,771	1,152,541
WATER TRANSPORTATION (4.96%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,160,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	1,038,660

		2,199,160
WHOLESALE TRADE-NONDURABLE GOODS (2.89%)
Safeway, Inc., 7.45%, due 09/15/27	1,200,000	1,282,344

Total Corporate Bonds (Cost $28,705,525)		28,443,600
MORTGAGE-BACKED SECURITIES (15.09%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.76%)
Pool # G02648, 5.50%, due 12/01/36	1,441,922	1,412,322
Pool # 3023, 5.50%, due 08/01/35	1,091,005	1,071,812
Pool # 3051, 5.50%, due 10/01/25	1,000,000	959,330

		3,443,464
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.33%)
Pool # 256103, 5.50%, due 02/01/26	829,830	820,088
Pool # 897144, 6.00%, due 09/01/36	930,581	932,277
Pool # 928570, 6.00%, due 08/01/37	1,496,676	1,499,148

		3,251,513

Total Mortgage-Backed Securities (Cost $6,747,891)		6,694,977
UNITED STATES GOVERNMENT AGENCIES (6.09%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	998,152
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	1,000,250
Federal National Mortgage Assoc., 6.00%, due 11/09/15	700,000	701,029

Total United States Government Agencies (Cost $2,700,000)		2,699,431
SHORT-TERM INVESTMENTS (12.17%)
COMMERCIAL PAPER (4.28%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp, 4.71%, due 10/09/07	800,000	800,000
General Electric Cap Corp, 4.99%, due 10/01/07	1,100,000	1,100,000

Total Commercial Paper (Cost $1,900,000)		1,900,000
UNITED STATES GOVERNMENT AGENCIES (7.59%)
Federal Home Loan Bank, due 10/03/07	350,000	349,818
Federal Home Loan Bank, due 10/12/07	900,000	898,467
Federal Home Loan Bank, due 10/17/07	400,000	399,083
Federal Home Loan Bank, due 10/23/07	725,000	722,800
Federal Home Loan Bank, due 10/29/07	1,000,000	996,208

Total United States Government Agencies (Cost $3,366,376)		3,366,376

	Shares Held
MONEY MARKET MUTUAL FUND (0.30%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $131,021)	131,021	131,021

Total Short-Term Investments (Cost $5,397,397)		5,397,397

Total Investments (Cost $44,350,813) (99.30%)		44,041,805

OTHER ASSETS LESS LIABILITIES (0.70%)
Cash, receivables, prepaid expense and other assets, less liabilities	310,861

Total Net Assets (100.00%)	$44,352,666

Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/07, the carrying value of each unit was 99.401, representing $1,491,015 or 3.36% of total net assets.

Bruce Mansfield Unit 1, was purchased at 100.000 on 07/13/07. As of 09/30/07, the carrying value of each unit was 101.944, representing $1,529,160 or 3.45% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 09/30/07, the carrying value of each unit was 103.866, representing $1,038,660 or 2.34% of total net assets.

As of 09/30/07, the carrying value of all restricted securities was $4,058,835 or 9.15% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$586,315
Unrealized Depreciation	(895,323)

Net Unrealized Appreciation (Depreciation)	(309,008)
Cost for federal income tax purposes	$44,350,813

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

September 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (59.75%)
BUSINESS SERVICES (0.49%)
Electronic Data Systems Corp.	7,500	$163,800
Microsoft Corp.	10,800	318,168

		481,968
CHEMICALS AND ALLIED PRODUCTS (10.22%)
Abbott Laboratories	19,800	1,061,676
Amgen, Inc.	3,900	220,623
Colgate-Palmolive Co.	7,430	529,908
Dow Chemical Co.	13,965	601,333
E.I. du Pont de Nemours & Co.	16,475	816,501
GlaxoSmithKline PLC	4,700	250,040
Johnson & Johnson	30,612	2,011,208
KV Pharmaceutical Co.-Class A	12,600	360,360
Mylan, Inc.	11,890	189,764
Novartis AG	8,060	442,978
Pfizer, Inc.	76,984	1,880,719
Procter & Gamble Co.	12,225	859,906
Schering-Plough Corp.	15,700	496,591
Teva Pharmaceutical Industries, Ltd.	9,399	417,974

		10,139,581
COMMUNICATIONS (1.74%)
Comcast Corp.-Class A	13,590	328,606
Sprint Nextel Corp.	46,171	877,249
Verizon Communications, Inc.	11,800	522,504

		1,728,359
DEPOSITORY INSTITUTIONS (4.72%)
Bank of America Corp.	19,272	968,803
Bank of New York Mellon Corp.	10,593	467,575
Citigroup, Inc.	19,822	925,093
National City Corp.	8,695	218,158
New York Community Bancorp., Inc.	44,834	854,088
Regions Financial Corp.	13,974	411,954
U. S. Bancorp.	12,895	419,474
Wachovia Corp.	8,328	417,649

		4,682,794
ELECTRIC, GAS AND SANITARY SERVICES (4.05%)
Atmos Energy Corp.	38,252	1,083,297
Integrys Energy Group, Inc.	6,000	307,380
Pinnacle West Capital Corp.	24,200	956,142
Tortoise Energy Capital Corp.	43,263	1,139,115
Xcel Energy, Inc.	24,690	531,823

		4,017,757
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.77%)
Cisco Systems, Inc.	20,100	665,511
Emerson Electric Co.	1,600	85,152
General Electric Co.	106,965	4,428,351
Helen of Troy, Ltd.	12,334	238,170
Intel Corp.	11,900	307,734

		5,724,918
FABRICATED METAL PRODUCTS (0.61%)
Illinois Tool Works, Inc.	10,155	605,644
FOOD AND KINDRED PRODUCTS (2.14%)
Anheuser-Busch Cos., Inc.	11,995	599,630
Coca-Cola Co. (The)	10,380	596,539
Kraft Foods, Inc.	2,799	96,593
PepsiCo, Inc.	11,320	829,303

		2,122,065

GENERAL MERCHANDISE STORES (1.20%)
Target Corp.	4,760	302,593
Wal-Mart Stores, Inc.	20,290	885,658

		1,188,251
HEALTH SERVICES (0.59%)
Health Management Associates, Inc.	47,700	331,038
Lifepoint Hospitals, Inc.	8,429	252,954

		583,992
HOLDING AND OTHER INVESTMENT OFFICES (0.73%)
iShares MSCI Japan Index	34,030	488,331
H & Q Life Sciences Investors	17,360	234,881

		723,212
INDUSTRIAL MACHINERY AND EQUIPMENT (3.00%)
3M Co.	20,305	1,900,142
Hewlett-Packard Co.	6,900	343,551
Ingersoll-Rand Co., Ltd.-Class A	13,334	726,303

		2,969,996
INSTRUMENTS AND RELATED PRODUCTS (1.92%)
Becton Dickinson & Co.	6,235	511,582
Stryker Corp.	7,190	494,384
Thermo Fisher Scientific, Inc.	7,840	452,525
Zimmer Holdings, Inc.	5,500	445,445

		1,903,936
INSURANCE AGENTS, BROKERS AND SERVICE (0.51%)
Arthur J. Gallagher & Co.	17,455	505,671
INSURANCE CARRIERS (2.23%)
Allstate Corp.	7,140	408,337
American International Group, Inc.	6,170	417,400
MetLife, Inc.	9,755	680,216
Safeco Corp.	4,693	287,305
Wellpoint, Inc.	5,328	420,486

		2,213,744
METAL MINING (3.14%)
Barrick Gold Corp.	57,916	2,332,856
Newmont Mining Corp.	17,500	782,775

		3,115,631
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.51%)
United Parcel Service, Inc.-Class B	6,720	504,672
NONDEPOSITORY INSTITUTIONS (0.26%)
SLM Corp.	5,095	253,069
OIL AND GAS EXTRACTION (5.44%)
Anadarko Petroleum Corp.	13,700	736,375
Apache Corp.	6,700	603,402
Baker Hughes, Inc.	8,700	786,219
Devon Energy Corp.	6,400	532,480
Occidental Petroleum Co.	22,250	1,425,780
Rowan Cos., Inc.	16,700	610,886
Weatherford International, Inc.	10,500	705,390

		5,400,532
PAPER AND ALLIED PRODUCTS (1.30%)
Abitibi Consolidated, Inc.	133,500	233,625
Kimberly-Clark Corp.	15,015	1,054,954

		1,288,579
PERSONAL SERVICES (0.72%)
Cintas Corp.	19,235	713,619
PETROLEUM AND COAL PRODUCTS (2.09%)
BP PLC	8,100	561,735
ConocoPhillips	17,170	1,507,011

		2,068,746
PIPELINES, EXCEPT NATURAL GAS (1.21%)
Kinder Morgan Management, LLC	25,711	1,201,989

PRINTING AND PUBLISHING (0.79%)
Belo Corp.-Series A	17,370	301,543
R.R. Donnelley & Sons Co.	10,925	399,418
Tribune Co.	3,119	85,211

		786,172
RAILROAD TRANSPORTATION (0.26%)
Union Pacific Corp.	2,275	257,211
RETAIL-DRUG AND PROPRIETARY STORES (0.74%)
Walgreen Co.	15,560	735,054
RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.21%)
Lowe’s Companies, Inc.	7,525	210,851
TOBACCO PRODUCTS (0.28%)
Altria Group, Inc.	4,045	281,249
TRANSPORTATION EQUIPMENT (2.27%)
Federal Signal Corp.	36,400	559,104
Honeywell International, Inc.	16,905	1,005,340
ITT Corp.	10,190	692,207

		2,256,651
WHOLESALE TRADE - NONDURABLE GOODS (0.61%)
SYSCO Corp.	17,085	608,055

Total Common Stocks (Cost $47,115,310)		59,273,968

	Principal Amount
MORTGAGE-BACKED SECURITIES (3.11%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$55,071	57,554
Pool # 3040, 7.00%, due 02/01/31	30,491	31,836
Pool # 3188, 6.50%, due 01/01/32	87,803	89,838
Pool # 3239, 6.50%, due 05/01/32	139,787	143,027
Pool # 3333, 5.50%, due 01/01/33	241,257	237,476
Pool # 3403, 5.50%, due 06/01/33	195,596	192,531
Pool # 3442, 5.00%, due 09/01/33	823,034	791,191
Pool # 3459, 5.50%, due 10/01/33	546,775	538,206
Pool # 672081, 6.00%, due 08/01/37	998,635	1,005,226

Total Mortgage-Backed Securities (Cost $3,106,857)		3,086,885
UNITED STATES GOVERNMENT AGENCIES (26.75%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	975,000	976,433
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	694,560
Government National Mortgage Assoc., 5.50%, due 05/01/24	2,000,000	1,980,772
Government National Mortgage Assoc., 5.00%, due 05/01/29	1,000,000	956,426
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	594,226
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,538,598
Government National Mortgage Assoc., 5.00%, due 04/01/31	1,500,000	1,483,980
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,279,394
Government National Mortgage Assoc., 5.00%, due 01/01/32	1,064,000	1,026,416
Government National Mortgage Assoc., 5.50%, due 02/01/32	1,300,000	1,287,542
Government National Mortgage Assoc., 5.00%, due 07/01/32	500,000	485,761
Government National Mortgage Assoc., 5.50%, due 07/01/32	2,250,000	2,183,420
Government National Mortgage Assoc., 5.50%, due 11/01/32	2,000,000	1,963,836
Government National Mortgage Assoc., 5.50%, due 02/01/33	2,500,000	2,451,798
Government National Mortgage Assoc., 5.00%, due 05/01/33	780,000	743,599
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,646,981
Government National Mortgage Assoc., 3.47%, due 04/01/34	336,340	328,962
Government National Mortgage Assoc., 4.00%, due 10/01/34	647,353	633,792
Government National Mortgage Assoc., 5.50%, due 12/01/34	2,000,000	1,921,876
Government National Mortgage Assoc., 5.25%, due 01/01/35	1,000,000	974,781
Government National Mortgage Assoc., 5.00%, due 06/01/36	1,448,667	1,381,799

Total United States Government Agencies (Cost $26,407,870)		26,534,952

SHORT-TERM INVESTMENTS (10.15%)
COMMERCIAL PAPER (4.13%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 5.20%, due 10/15/07	1,100,000	1,100,000
General Electric Capital Corp., 5.17%, due 10/02/07	600,000	600,000
General Electric Capital Corp., 5.17%, due 10/02/07	600,000	600,000
General Electric Capital Corp., 5.18%, due 10/04/07	900,000	900,000
General Electric Capital Corp., 4.73%, due 10/17/07	900,000	900,000

Total Commercial Paper (Cost $4,100,000)		4,100,000
UNITED STATES GOVERNMENT AGENCIES (5.88%)
Federal Home Loan Bank, due 10/09/07	400,000	399,480
Federal Home Loan Bank, due 10/11/07	1,000,000	998,429
Federal Home Loan Bank, due 10/19/07	2,000,000	1,994,884
Federal Home Loan Bank, due 10/24/07	1,450,000	1,445,325
Federal Home Loan Bank, due 10/29/07	1,000,000	996,208

Total United States Government Agencies (Cost $5,834,326)		5,834,326

	Shares Held
MONEY MARKET MUTUAL FUND (0.14%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $136,091)	136,091	136,091

Total Short-Term Investments (Cost $10,070,417)		10,070,417

Total Investments (Cost $86,700,454) (99.76%)		98,966,222
OTHER ASSETS LESS LIABILITIES (0.24%)
Cash, receivables, prepaid expense and other assets, less liabilities		233,486

Total Net Assets (100.00%)		$99,199,708

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$15,126,613
Unrealized Depreciation	(2,688,967)

Net Unrealized Appreciation (Depreciation)	12,437,646
Cost for federal income tax purposes	$86,528,576

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (100.27%)
COMMERCIAL PAPER (16.29%)
INSURANCE CARRIERS (1.66%)
Prudential Funding, LLC, due 10/30/07	5.268%	$275,000	$275,000
NONDEPOSITORY INSTITUTIONS (9.64%)
American Express Credit Corp., due 10/18/07	5.349	300,000	300,000
American Express Credit Corp., due 11/13/07	4.804	250,000	250,000
American Express Credit Corp., due 12/21/07	4.835	250,000	250,000
General Electric Capital Corp., due 10/11/07	5.273	300,000	300,000
General Electric Capital Corp., due 11/01/07	5.201	250,000	250,000
General Electric Capital Corp., due 11/08/07	4.802	245,000	245,000

			1,595,000
PETROLEUM AND COAL PRODUCTS (4.99%)
Chevron Corp., due 10/05/07	5.260	225,000	225,000
Chevron Corp., due 10/12/07	5.255	300,000	300,000
Chevron Corp., due 10/16/07	5.268	300,000	300,000

			825,000

Total Commercial Paper (Cost $2,695,000)			2,695,000
UNITED STATES GOVERNMENT AGENCIES (83.98%)
Federal Farm Credit Bank, due 10/02/07	5.216	250,000	249,893
Federal Farm Credit Bank, due 10/18/07	4.616	525,000	523,741
Federal Farm Credit Bank, due 10/25/07	4.880	625,000	622,835
Federal Farm Credit Bank, due 10/26/07	4.712	300,000	298,958
Federal Farm Credit Bank, due 11/13/07	4.600	275,000	273,449
Federal Farm Credit Bank, due 11/20/07	4.636	500,000	496,719
Federal Home Loan Bank, due 10/03/07	5.222	250,000	249,857
Federal Home Loan Bank, due 10/04/07	5.233	350,000	349,749
Federal Home Loan Bank, due 10/17/07	5.207	200,000	199,488
Federal Home Loan Bank, due 10/19/07	5.228	250,000	249,286
Federal Home Loan Bank, due 10/22/07	4.782	350,000	348,949
Federal Home Loan Bank, due 10/23/07	4.906	375,000	373,794
Federal Home Loan Bank, due 10/24/07	4.812	325,000	323,932
Federal Home Loan Bank, due 11/07/07	4.959	450,000	447,628
Federal Home Loan Bank, due 11/09/07	5.247	300,000	298,242
Federal Home Loan Bank, due 11/16/07	4.950	300,000	298,060
Federal Home Loan Bank, due 11/21/07	4.974	275,000	273,028
Federal Home Loan Bank, due 11/28/07	4.804	400,000	396,866
Federal Home Loan Mortgage Corp., due 10/01/07	5.220	575,000	574,836
Federal Home Loan Mortgage Corp., due 10/12/07	4.797	300,000	299,488
Federal Home Loan Mortgage Corp., due 10/15/07	5.237	300,000	299,313
Federal Home Loan Mortgage Corp., due 10/29/07	5.257	250,000	248,924
Federal Home Loan Mortgage Corp., due 11/05/07	5.252	400,000	397,882
Federal Home Loan Mortgage Corp., due 11/19/07	4.605	950,000	943,927
Federal Home Loan Mortgage Corp., due 12/03/07	4.924	250,000	247,827
Federal Home Loan Mortgage Corp., due 12/07/07	4.777	300,000	297,315
Federal Home Loan Mortgage Corp., due 12/10/07	4.777	300,000	297,200
Federal National Mortgage Assoc., due 10/02/07	4.657	250,000	249,904
Federal National Mortgage Assoc., due 10/09/07	5.249	250,000	249,641
Federal National Mortgage Assoc., due 10/10/07	5.263	300,000	299,525
Federal National Mortgage Assoc., due 10/19/07	4.656	575,000	573,537
Federal National Mortgage Assoc., due 10/31/07	4.926	300,000	298,710
Federal National Mortgage Assoc., due 11/02/07	4.705	300,000	298,691
Federal National Mortgage Assoc., due 11/06/07	4.718	500,000	497,556
Federal National Mortgage Assoc., due 11/14/07	4.996	400,000	397,497
Federal National Mortgage Assoc., due 11/20/07	4.633	300,000	298,033

Federal National Mortgage Assoc., due 12/14/07	4.628	600,000	594,273
Federal National Mortgage Assoc., due 12/19/07	4.622	261,000	258,350

Total United States Government Agencies (Cost $13,896,903)			13,896,903
Total Short-Term Investments (Cost $16,591,903)			16,591,903
OTHER ASSETS LESS LIABILITIES (-0.27%)
Cash, receivables, prepaid expense and other assets, less liabilities			(44,497)

Total Net Assets (100.00%)			$16,547,406

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

September 30, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS (95.36%)
BUSINESS SERVICES (4.01%)
Microsoft Corp.	91,883	$2,706,873
Oracle Corp.	57,149	1,237,276

		3,944,149
CHEMICALS AND ALLIED PRODUCTS (14.53%)
Abbott Laboratories	24,755	1,327,363
Amgen, Inc.	17,835	1,008,926
Bristol-Myers Squibb Co.	35,343	1,018,585
Colgate-Palmolive Co.	6,950	495,674
Dow Chemical Co.	10,505	452,345
E.I. du Pont de Nemours & Co.	15,756	780,867
Eli Lilly & Co.	17,662	1,005,498
Johnson & Johnson	42,710	2,806,047
Merck & Co., Inc.	28,348	1,465,308
Pfizer, Inc.	44,377	1,084,130
Proctor & Gamble Co.	40,222	2,829,216

		14,273,959
COMMUNICATIONS (4.83%)
AT&T, Inc.	34,855	1,474,715
CBS Corp.-Class B	12,084	380,646
Comcast Corp.-Class A	33,054	799,246
Verizon Communications	36,562	1,618,965
Viacom, Inc.-Class B	12,084	470,914

		4,744,486
DEPOSITORY INSTITUTIONS (9.51%)
Bank of America Corp.	45,666	2,295,630
Citigroup, Inc.	48,341	2,256,074
J. P. Morgan Chase & Co.	46,325	2,122,611
Wachovia Corp.	25,460	1,276,819
Wells Fargo Co.	39,005	1,389,358

		9,340,492
EATING AND DRINKING PLACES (2.00%)
McDonald’s Corp.	36,117	1,967,293
ELECTRIC, GAS AND SANITARY SERVICES (2.63%)
Exelon Corp.	24,105	1,816,553
Southern Co.	21,215	769,680

		2,586,233
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.80%)
Cisco Systems, Inc.	61,023	2,020,472
General Electric Co.	84,256	3,488,198
Intel Corp.	57,041	1,475,080
Motorola, Inc.	37,189	689,112
Texas Instruments, Inc.	26,461	968,208

		8,641,070
FOOD AND KINDRED PRODUCTS (4.15%)
Anheuser Busch Cos., Inc.	11,202	559,988
Coca-Cola Co. (The)	25,859	1,486,117
Kraft Foods, Inc.	26,424	911,892
PepsiCo, Inc.	15,208	1,114,138

		4,072,135

FORESTRY (0.46%)
Weyerhaeuser Co.	6,270	453,321
GENERAL MERCHANDISE STORES (2.63%)
Target Corp.	11,900	756,483
Wal-Mart Stores, Inc.	41,773	1,823,391

		2,579,874
INDUSTRIAL MACHINERY AND EQUIPMENT (9.84%)
3M Co.	17,453	1,633,252
Applied Materials, Inc.	23,520	486,864
Caterpillar, Inc.	28,044	2,199,491
Dell, Inc.	30,585	844,146
EMC Corp.	37,308	776,006
Hewlett-Packard Co.	40,454	2,014,205
International Business Machines Corp.	14,526	1,711,163

		9,665,127
INSURANCE CARRIERS (2.56%)
American International Group, Inc.	37,204	2,516,851
MOTION PICTURES (2.19%)
Disney (Walt) Co.	36,092	1,241,204
Time Warner, Inc.	49,492	908,673

		2,149,877
NONDEPOSITORY INSTITUTIONS (4.00%)
American Express Co.	51,742	3,071,923
Federal National Mortgage Assoc.	14,090	856,813

		3,928,736
PETROLEUM AND COAL PRODUCTS (10.12%)
Chevron Corp.	38,610	3,613,124
Exxon Mobil Corp.	68,376	6,328,883

		9,942,007
PRIMARY METAL INDUSTRIES (1.21%)
Alcoa, Inc.	30,278	1,184,475
SECURITY AND COMMODITY BROKERS (0.66%)
Amerprise Financial, Inc.	10,349	653,125
TOBACCO PRODUCTS (2.70%)
Altria Group, Inc.	38,185	2,655,003
TRANSPORTATION EQUIPMENT (8.53%)
Boeing Co. (The)	26,912	2,825,491
General Motors Corp.	16,365	600,596
Honeywell International, Inc.	29,204	1,736,762
United Technologies Corp.	40,007	3,219,763

		8,382,612

Total Common Stocks (Cost $60,757,861)		93,680,825

	Principal Amount
SHORT-TERM INVESTMENTS (4.55%)
COMMERCIAL PAPER (1.68%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 5.22%, due 10/09/07	$300,000	300,000
American Express Credit Corp., 4.80%, due 10/23/07	250,000	250,000
American Express Credit Corp., 4.77%, due 10/30/07	250,000	250,000
General Electric Capital Corp., 5.17%, due 10/02/07	250,000	250,000
General Electric Capital Corp., 5.24%, due 10/04/07	350,000	350,000
General Electric Capital Corp., 4.79%, due 10/29/07	250,000	250,000

Total Commercial Paper (Cost $1,650,000)		1,650,000

UNITED STATES GOVERNMENT AGENCIES (2.66%)
Federal Farm Credit Bank, due 10/24/07	266,000	265,159
Federal Home Loan Bank, due 10/05/07	250,000	249,811
Federal Home Loan Bank, due 10/11/07	250,000	249,607
Federal Home Loan Bank, due 10/15/07	550,000	548,861
Federal Home Loan Bank, due 10/19/07	550,000	548,576
Federal Home Loan Bank, due 10/26/07	300,000	298,949
Federal National Mortgage Assoc., due 10/02/07	100,000	99,962
Federal National Mortgage Assoc., due 10/19/07	350,000	349,104

Total United States Government Agencies (Cost $2,610,029)		2,610,029

	Shares Held
MONEY MARKET MUTUAL FUND (0.21%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $207,411)	207,411	207,411

Total Short-Term Investments (Cost $4,467,440)		4,467,440

Total Investments (Cost $65,225,301) (99.91%)		98,148,265
OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		86,009

Total Net Assets (100.00%)		$98,234,274

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$37,987,456
Unrealized Depreciation	(5,064,492)

Net Unrealized Appreciation (Depreciation)	32,922,964
Cost for federal income tax purposes	$65,225,301

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 11/07/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 11/07/07

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 11/07/07